LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2024 CAD ($)
LONG-TERM DEBT
Long-term debt	$ 7,619.7
2025
LONG-TERM DEBT
Long-term debt	400.0
2026
LONG-TERM DEBT
Long-term debt	716.3
2027
LONG-TERM DEBT
Long-term debt	1,579.4
2028
LONG-TERM DEBT
Long-term debt	750.0
2029
LONG-TERM DEBT
Long-term debt	1,318.9
2030 and thereafter
LONG-TERM DEBT
Long-term debt	$ 2,855.1